BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 94.1%				$2,094,522,499
(COST $2,202,532,741)

Asset-Backed Securities - 16.8%				373,361,605
AASET Trust, Series 2018-2A A (g)	4.454	11/18/38	861,368	865,620
Air Canada, Series 2013-1B (g)	5.375	11/15/22	353,600	356,365
Air Canada, Series 2015-1B (g)	3.875	09/15/24	1,560,383	1,546,227
America West Airlines, Series 2001-1	7.100	10/02/22	842,690	840,574
American Airlines, Series 2013-2 A	4.950	07/15/24	273,608	268,814
American Airlines, Series 2014-1 B	4.375	04/01/24	94,890	86,905
American Airlines, Series 2015-1 B	3.700	11/01/24	2,482,137	2,296,027
American Airlines, Series 2016-1 B	5.250	07/15/25	1,181,195	1,056,390
Aqua Finance Trust, Series 2017-A C (g)	8.350	11/15/35	1,750,000	1,831,649
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (g)	4.213	12/16/41	2,454,294	2,461,097
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (g)	5.682	12/16/41	1,330,729	1,317,442
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	647	653
Business Jet Securities, LLC, Series 2019-1 B (g)	5.193	07/15/34	1,558,666	1,559,183
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	20,412,500	20,707,052
Cibolo Canyons Special Improvement District (g)	4.250	08/20/34	2,520,000	2,192,400
Coinstar Funding, LLC, Series 2017-1A A2 (g)	5.216	04/25/47	27,233,938	27,345,714
DCAL Aviation Finance Ltd., Series 2015-1A A1 (g)	4.213	02/15/40	1,344,144	1,159,309
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	976,218	979,259
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	10,044,018	9,492,093
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	21,086,196	15,695,396
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (g)	5.193	12/15/44	3,787,003	3,651,024
Global Container Assets Ltd., Series 2015-1A A2 (g)	3.450	02/05/30	2,352,089	2,354,074
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (g)	3.190	07/17/29	2,788,000	2,787,983
Harley Marine Financing LLC, Series 2018-1A A2 (g)	5.682	05/15/43	13,679,591	12,412,644
HOA Funding LLC, Series 2014-1A A2 (g)	4.846	08/20/44	14,790,000	14,210,232
Horizon Aircraft Finance I Ltd., Series 2018-1 B (g)	5.270	12/15/38	2,702,399	2,625,642
Horizon Aircraft Finance II Ltd., Series 2019-1 A (g)	3.721	07/15/39	4,026,962	4,037,642
HP Communities LLC (g)	5.320	03/15/23	157,793	164,050
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	7,088,270	3,098,645
JOL Air Limited, Series 2019-1 B (g)	4.948	04/15/44	907,397	884,352
KDAC Aviation Finance Ltd., Series 2017-1A A (g)	4.212	12/15/42	3,768,806	3,709,039
KDAC Aviation Finance Ltd., Series 2017-1A B (g)	5.926	12/15/42	17,132,629	13,732,715
Kestrel Aircraft Funding Ltd., Series 2018-1A A (g)	4.250	12/15/38	2,312,620	2,305,067
Kestrel Aircraft Funding Ltd., Series 2018-1A B (g)	5.500	12/15/38	2,691,017	2,257,500
Korth Direct Mortgage Inc., Series 19-N008Q (g)	5.500	01/25/25	3,300,000	3,236,044
Labrador Aviation Finance Ltd., Series 2016-1A B1 (g)	5.682	01/15/42	33,166,314	28,194,986
Latam Airlines Group, Series 2015-1 B (h)	4.500	08/15/25	3,664,131	2,161,837
MACH 1 Cayman Ltd., Series 2019-1 B (g)	4.335	10/15/39	4,369,185	4,249,900
MAPS Ltd., Series 2018-1A B (g)	5.193	05/15/43	1,966,982	1,898,625
ME Funding, LLC, Series 2019-1 A2 (g)	6.448	07/30/49	22,712,500	23,591,247
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	7,497,134	7,334,148
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(g)(h)	6.500	12/15/32	1,554,779	1,305,916
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	16,411,490	13,265,782
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	26,657,035	17,559,223
Mosaic Solar Loans, LLC, Series 2017-2A C (g)	2.000	06/22/43	1,100,801	1,103,511
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	382,287	379,353
Oportun Funding, LLC, Series 2018-A B (g)	4.450	03/08/24	5,000,000	5,004,559
Pioneer Aircraft Finance Ltd., Series 2019-1 B (g)	4.948	06/15/44	1,419,643	1,384,145
PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(g)	2.968	02/25/23	4,000,000	3,995,004
Project Silver, Series 2019-1 A (g)	3.967	07/15/44	5,478,391	5,485,202
PROP Limited, Series 2017-1 B (g)(i)	6.900	03/15/42	4,296,552	2,363,104
Sapphire Aviation Finance I Ltd., Series 2018-1A B (g)	5.926	03/15/40	8,617,732	7,831,957
S-Jets Limited, Series 2017-1 A (g)	3.967	08/15/42	3,837,197	3,866,501
S-Jets Limited, Series 2017-1 B (g)	5.682	08/15/42	12,342,901	11,375,741
SMB Private Education Loan Trust, Series 2014-A C (g)	4.500	09/15/45	7,000,000	6,748,622
Solarcity Lmc Series VI LLC, Series 2016-A B (g)	6.850	09/20/48	4,858,823	5,062,123
Sprite Limited, Series 2017-1 B (g)	5.750	12/15/37	14,177,604	13,008,593
Taco Bell Funding, LLC, Series 2016-1A A2II (g)	4.377	05/25/46	1,155,000	1,156,374
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	27,750,000	22,303,507
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (g)	4.212	05/17/32	843,237	856,478
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (g)	5.750	05/17/32	5,194,720	5,095,195
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (g)	4.750	11/15/39	4,314,678	4,227,903
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,113,002	1,121,374
US Airways, Series 2001-1 G	7.076	09/20/22	153,205	153,059
US Airways, Series 2012-2B	6.750	12/03/22	1,989,614	1,985,528
US Airways, Series 2013-1B	5.375	05/15/23	1,162,559	1,142,323
Willis Engine Structured Trust IV, Series 2018-A A (g)	4.750	09/15/43	4,634,647	4,624,963

Commercial Mortgage-Backed Securities - 10.1%				225,423,114
BBCMS Mortgage Trust, Series 2015-VFM A2 (g)	3.375	03/12/36	6,000,000	6,013,482
CD Commercial Mortgage Trust, Series 2016-CD2 A2	3.037	11/10/49	393,949	396,277
CFCRE Commercial Mortgage Trust, Series 2017-C8 A2	2.982	06/15/50	500,000	507,848
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(g)	1.262	06/15/31	3,980,473	3,861,411
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%, floor 2.750%) (d)(g)(i)	2.862	06/15/31	12,000,000	4,991,958
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.485	11/10/48	5,000,000	4,394,671
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.755	02/10/49	5,000,000	5,258,659
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	312,526	317,803
COMM Mortgage Trust, Series 2012-CR3 E (d)(g)(i)	4.751	10/15/45	5,000,000	2,580,236
COMM Mortgage Trust, Series 2012-CR4 B (g)	3.703	10/15/45	5,606,000	5,230,468
COMM Mortgage Trust, Series 2012-LC4 AM	4.063	12/10/44	3,945,715	4,030,485
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.536	12/10/44	2,514,188	2,335,857
COMM Mortgage Trust, Series 2013-CR11 D (d)(g)	5.120	08/10/50	5,000,000	4,594,814
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	380,000	401,442
COMM Mortgage Trust, Series 2013-CR9 C (d)(g)	4.243	07/10/45	1,500,000	1,292,040
COMM Mortgage Trust, Series 2013-CR9 D (d)(g)	4.243	07/10/45	4,898,000	3,093,711
COMM Mortgage Trust, Series 2014-CC17 D (d)(g)	4.847	05/10/47	5,210,000	4,839,529
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.907	04/10/47	5,000,000	5,367,685
COMM Mortgage Trust, Series 2014-UBS4 D (d)(g)	4.719	08/10/47	9,740,000	8,265,448
COMM Mortgage Trust, Series 2014-UBS5	4.514	09/10/47	3,270,000	3,414,362
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (d)(g)	2.863	01/15/34	2,500,000	2,466,542
Credit Suisse Mortgage Trust, Series 2016-NXSR C (d)	4.393	12/15/49	3,000,000	2,624,155
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.264	04/15/50	1,780,000	1,650,906
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	5,202,167
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.190	06/15/57	3,579,000	3,436,586
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.376	08/15/48	5,795,000	3,076,051
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (g)	4.452	05/10/44	7,620,259	7,609,753
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.511	09/10/47	4,340,000	4,190,840
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(g)	4.532	09/10/47	2,955,000	1,816,142
GS Mortgage Securities Trust, Series 2017-GS5 A2	3.218	03/10/50	474,058	478,521
HMH Trust, Series 2017-NSS A (g)	3.062	07/05/31	5,000,000	4,983,537
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(g)	4.419	12/15/47	3,000,000	3,071,526
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(g)	5.376	07/15/47	5,000,000	3,737,267
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.703	08/15/46	1,310,000	1,352,969
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.703	08/15/46	5,000,000	4,361,648
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.806	02/15/47	1,820,000	1,756,135
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(g)(i)	4.554	09/15/47	4,966,000	3,581,458
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	9,200,000	9,464,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.082	07/15/46	750,000	640,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.353	08/15/46	6,881,000	6,906,391
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.764	10/15/46	2,110,000	2,026,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	202,461
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.120	02/15/46	1,000,000	979,734
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.776	06/15/47	6,015,936	5,814,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	4,433,074
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(g)	4.215	04/15/48	5,000,000	3,717,515
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(g)	5.455	06/15/44	1,000,000	830,674
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.583	12/15/48	6,500,000	6,187,186
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (g)	6.550	11/15/34	239,413	237,790
Palisades Center Trust, Series 2016-PLSD A (g)	2.713	04/13/33	5,000,000	4,619,286
Tharaldson Hotel Portfolio Trust, Series 2018-THL D (1 month LIBOR + 2.150%, floor 2.150%) (d)(g)	2.274	11/11/34	4,900,986	4,706,947
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.274	07/15/46	4,500,000	4,468,228
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	5,486,500	5,537,158
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.545	09/15/58	800,000	882,756
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.229	11/15/59	3,000,000	2,595,241
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(g)	0.987	12/15/34	1,625,000	1,618,907
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,500,000	1,417,779
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.362	12/15/45	7,000,000	6,210,292
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	3.973	06/15/46	5,000,000	4,929,248
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.465	08/15/46	3,800,000	3,780,775
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	5,000,000	5,230,363
WFRBS Commercial Mortgage Trust, Series 2014-C20 C	4.513	05/15/47	4,500,000	4,296,415
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	3,017,906
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (g)	3.497	08/15/47	5,000,000	4,087,637

Convertible Bonds - 2.0%				44,299,553
Colony Capital, Inc.	5.000	04/15/23	19,225,000	19,299,181
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	25,000,372

Corporate Bonds - 58.1%				1,293,495,357
Adani Abbot Point Terminal Pty. Ltd. (g)	4.450	12/15/22	8,570,000	8,467,452
Air Lease Corp.	3.875	04/01/21	500,000	500,000
Air Lease Corp.	3.375	06/01/21	1,312,000	1,321,242
Aircastle Ltd.	5.500	02/15/22	1,590,000	1,660,010
Albemarle Corp. (3 month LIBOR + 1.050%) (d)	1.244	11/15/22	2,190,000	2,187,138
Ally Financial Inc.	4.250	04/15/21	3,600,000	3,615,984
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,098,063
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (d)	5.750	03/15/27	5,000,000	5,134,095
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,043,502
Andeavor LLC	5.125	04/01/24	3,380,000	3,419,271
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,924,613
Arbor Realty Trust, Inc. (g)	5.750	04/01/24	10,000,000	10,355,948
Arbor Realty Trust, Inc. (g)	4.750	10/15/24	10,000,000	10,000,052
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	1,000,005
Arena Finance II LLC (g)	6.750	09/30/25	2,000,000	2,000,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	2,377,000	2,596,429
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	2.597	12/15/66	31,751,000	24,130,760
Atlantic Union Bankshares Corp. (5.000% to 12/15/21, then 3 month LIBOR + 3.175%) (d)	5.000	12/15/26	850,000	862,065
Avana Bonhon, LLC (g)	6.125	09/15/24	5,000,000	5,130,765
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	3,500,000	3,699,545
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(f)	4.000	03/15/21	2,600,000	2,554,500
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,675,645
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	9,000,000	9,153,073
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(f)	5.200	06/01/23	2,500,000	2,596,000
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	3.672	11/19/30	671,000	562,509
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(f)	4.800	08/25/24	6,977,000	7,299,686
Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) (d)(f)	3.659	06/20/21	9,989,000	10,051,075
Bank of the Ozarks, Inc. (5.500% to 07/01/21, then 3 month LIBOR + 4.425%) (d)	5.500	07/01/26	20,370,000	20,602,610
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then SOFRRATE + 4.335%) (d)(g)	5.625	10/15/29	3,000,000	3,077,652
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,455,000	8,722,039
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(g)	5.625	08/01/28	9,000,000	9,303,746
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (d)	1.255	06/06/22	25,355,000	25,616,829
Block Financial LLC	5.500	11/01/22	1,432,000	1,512,066
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	12,079,557
Capital Funding Bancorp, Inc. (g)	6.000	12/01/23	20,000,000	21,033,720
Carrington Holding Co., LLC (g)	8.000	01/26/26	12,000,000	12,000,000
CenterState Bank Corp. (5.750% to 06/01/25, then SOFRRATE + 5.617%) (d)	5.750	06/01/30	690,000	733,074
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (d)(f)	4.625	03/01/22	21,618,000	21,808,238
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	4.596	11/15/28	245,000	213,215
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	4.280	07/09/28	740,000	656,583
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	4.800	12/23/29	1,152,000	1,068,941
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	3.672	11/19/30	727,000	642,318
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	4.655	07/09/33	1,394,000	1,156,291
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	4.695	12/20/33	2,863,000	2,394,439
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	0.738	08/25/36	868,000	764,925
Clear Blue Financial Holdings, LLC (g)	7.000	04/15/25	5,000,000	4,993,218
CNH Industrial Capital LLC	3.875	10/15/21	436,000	444,913
Congressional Bancshares, Inc. (5.750% to 12/01/24, then SOFRRATE + 4.390%) (d)(g)	5.750	12/01/29	5,000,000	5,165,810
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,419,483
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE + 5.605%) (d)	5.750	06/15/30	7,780,000	8,260,782
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,508,426
Cowen Inc. (g)	7.250	05/06/24	20,000,000	21,469,373
CRB Group, Inc. (g)	6.250	06/15/23	5,000,000	5,267,884
Depository Trust & Clearing Corp. (3 month LIBOR + 3.167%) (d)(f)(g)	3.384	06/15/21	1,600,000	1,583,366
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,214,789
Deutsche Bank AG	4.250	10/14/21	313,000	319,998
DXC Technology Co.	4.125	04/15/25	1,980,000	2,160,296
DXC Technology Co.	4.000	04/15/23	6,431,000	6,864,196
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,980,761
Eagle Bancorp, Inc. (5.000% to 08/01/21, then 3 month LIBOR + 3.850%) (d)	5.000	08/01/26	13,479,000	13,472,505
EF Holdco Inc. / EF Cayman Holdings Ltd. (g)	5.500	09/01/22	3,500,000	3,606,637
Enstar Group Ltd.	4.500	03/10/22	27,476,000	28,416,740
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	3.003	06/01/67	8,538,000	7,354,633
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	6,643,973
EverBank Financial Corp. (6.000% to 03/15/21, then 3 month LIBOR + 4.704%) (d)	6.000	03/15/26	4,000,000	4,004,837
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	2.579	05/01/67	17,705,000	16,336,389
F&M Financial Services Corp. (5.950% to 09/15/24, then SOFRRATE + 4.840%) (d)(g)	5.950	09/15/29	9,000,000	9,578,164
FedNat Holding Co.	7.500	03/15/29	17,000,000	17,680,000
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE + 4.650%) (d)(g)	6.000	11/01/29	7,000,000	7,243,125
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(g)	6.875	10/15/28	6,500,000	6,793,898
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(f)	3.383	03/29/21	14,997,000	14,772,045
First Financial Bancorp (5.250% to 05/15/25, then SOFRRATE + 5.090%) (d)	5.250	05/15/30	3,000,000	3,088,486
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (d)	5.250	12/15/26	4,030,000	4,103,179
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	2.305	10/01/66	9,285,000	8,449,350
FS KKR Capital Corp.	4.750	05/15/22	5,000,000	5,187,741
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	0.575	05/05/26	5,148,000	5,044,268
General Electric Co. (3 month LIBOR + 3.330%) (d)(f)	3.554	06/15/21	44,245,000	41,837,629
Great Southern Bancorp, Inc. (5.250% to 08/15/21, then 3 month LIBOR + 4.087%) (d)	5.250	08/15/26	6,450,000	6,485,772
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (d)	5.500	06/15/30	2,000,000	2,162,237
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	8,190,000
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (d)	5.450	03/30/27	8,600,000	8,793,819
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,223,532
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (d)	5.625	04/15/27	6,083,000	6,237,079
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (d)	5.625	07/01/30	6,000,000	6,080,942
Hospitality Properties Trust	4.500	03/15/25	720,000	719,100
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,534,052
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,328,300
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,245,575
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(g)	6.000	12/06/28	3,000,000	3,157,838
IDEX Corp.	4.200	12/15/21	4,990,000	5,090,012
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (d)	6.000	03/30/27	500,000	507,662
JD.com, Inc.	3.125	04/29/21	300,000	301,168
Jefferies Group LLC / Jefferies Group Capital Finance Inc. (4.000% to 01/27/22, then 6.000%) (c)	4.000	01/27/32	750,000	763,971
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,061,969
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(f)	3.558	04/01/21	9,552,000	9,475,584
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(f)	3.682	04/30/21	9,030,000	8,988,739
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (d)(f)	4.005	05/01/21	2,000,000	1,999,140
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (d)(f)	4.000	04/01/25	5,000,000	4,972,500
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	2.549	05/17/66	29,378,000	25,498,635
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	2.264	04/20/67	25,384,000	20,973,530
Marathon Petroleum Corp.	5.125	04/01/24	36,647,000	37,072,785
Marriott Int'l., Inc.	3.125	10/15/21	5,000,000	5,054,108
Medallion Financial Corp. (g)	8.250	03/22/24	10,000,000	10,007,188
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,472,143
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	0.977	09/15/26	3,870,000	3,842,514
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (d)	5.750	08/15/26	6,200,000	6,266,232
MetLife, Inc. (3 month LIBOR + 3.575%) (d)(f)	3.792	03/29/21	12,677,000	12,614,072
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) (d)(g)	6.250	03/15/27	2,000,000	2,051,670
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE + 3.610%) (d)	5.000	09/30/29	5,000,000	5,191,076
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (g)	6.500	06/20/27	7,000,000	7,647,500
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(g)	5.875	07/15/28	6,000,000	6,202,829
MM Finished Lots Holdings, LLC (g)	7.250	01/31/24	3,187,026	3,187,026
MM Finished Lots Holdings, LLC (g)	6.500	11/30/25	6,101,036	6,101,036
NBCUniversal Enterprise, Inc. (f)(g)	5.250	03/19/24	10,000,000	10,100,000
Newfield Exploration Co.	5.750	01/30/22	9,575,000	9,886,146
Newport Realty Trust, Inc. (g)	6.250	12/01/24	10,000,000	10,250,227
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,025,023
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (d)(g)	5.500	03/16/26	18,500,000	18,431,757
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (d)(g)	6.375	09/30/27	5,000,000	5,022,314
Nexteer Automotive Group Ltd. (g)	5.875	11/15/21	1,200,000	1,200,646
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then SOFRRATE + 4.905%) (d)(g)	6.000	09/30/29	5,000,000	5,104,494
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(g)	6.875	10/01/28	5,000,000	5,220,594
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE + 5.095%) (d)	5.250	05/15/30	6,000,000	6,211,271
Office Properties Income Trust	4.500	02/01/25	100,000	106,520
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,737,926
Office Properties Income Trust	4.250	05/15/24	13,441,000	14,191,494
Ohio National Financial Services, Inc. (g)	5.550	01/24/30	5,000,000	5,334,151
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (d)	5.750	12/31/26	1,945,000	1,966,101
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (d)	5.500	07/01/26	500,000	503,144
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,766,838
Pacific Continental Corp. (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (d)	5.875	06/30/26	510,000	512,612
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then SOFRRATE + 5.170%) (d)	5.375	06/15/30	5,000,000	5,262,978
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(g)	6.000	03/31/30	10,000,000	10,551,451
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(g)	7.250	02/15/29	3,000,000	3,157,821
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/25	1,530,000	1,499,400
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/24	1,815,000	1,784,145
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/23	3,841,000	3,792,988
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/22	1,000,000	992,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/21	45,000	45,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/22	2,738,000	2,717,465
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/24	4,799,000	4,717,417
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/23	1,705,000	1,683,688
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(g)	0.625	09/15/26	1,415,000	1,379,625
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	5,004,194
PNM Resources Inc.	3.250	03/09/21	1,230,000	1,230,644
Preferred Bank (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (d)	6.000	06/15/26	10,240,000	10,353,827
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	3.242	05/15/55	26,065,000	25,771,769
ProAssurance Corp.	5.300	11/15/23	15,001,000	16,041,573
RBB Bancorp (6.500% to 03/31/21, then 3 month LIBOR + 5.160%) (d)(g)	6.500	03/31/26	2,000,000	2,004,202
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	5,000,000	5,201,996
ReadyCap Holdings, LLC (g)	7.500	02/15/22	26,000,000	26,621,967
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	2.882	12/15/65	33,529,000	31,098,147
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	10,000,000	10,285,030
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (d)	5.000	09/01/26	4,100,000	4,161,124
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	101,906
Sandy Spring Bank (5.625% to 09/30/21, then 3 month LIBOR + 4.409%) (d)	5.625	09/30/26	2,500,000	2,552,186
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	524,503
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,442,029
Silversea Cruise Finance Ltd. (g)	7.250	02/01/25	27,906,000	28,885,780
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then SOFRRATE + 5.310%) (d)	5.400	09/01/30	2,000,000	2,153,425
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (d)(g)	5.875	01/31/27	2,000,000	2,045,097
Southside Bancshares, Inc. (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (d)	5.500	09/30/26	2,060,000	2,096,511
Spend Life Wisely Co., Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (d)(g)	5.875	03/15/27	8,500,000	8,761,598
State Street Corp. (3 month LIBOR + 3.597%) (d)(f)	3.814	06/15/21	5,109,000	5,105,935
TechnipFMC PLC	3.450	10/01/22	3,000,000	3,120,161
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(g)	5.750	06/15/29	4,000,000	4,087,033
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	2.404	05/15/67	24,473,000	19,700,765
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	8,025,000	8,762,834
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(f)	4.800	09/01/24	10,552,000	10,947,701
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(g)	6.500	09/01/28	6,000,000	6,239,302
VeriSign, Inc.	4.625	05/01/23	423,000	425,644
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (d)(g)	5.750	11/15/29	9,000,000	9,386,418
Wachovia Capital Trust III (3 month LIBOR + 0.930%, floor 5.56975%) (d)(f)	5.570	03/15/21	1,025,000	1,025,000
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	2.306	05/15/67	570,000	525,492
Western Gas Partners LP	4.500	03/01/28	139,000	143,865
WT Holdings, Inc. (g)	7.000	04/30/23	18,000,000	18,338,064

Residential Mortgage-Backed Securities - 0.2%				3,160,163
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	224,302	229,306
Minnesota Housing Finance Agency	2.700	09/01/41	1,301,941	1,332,550
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (d)(g)	3.119	11/25/45	1,478,603	1,534,615
Sequoia Mortgage Trust, Series 2018-CH1 A11 (g)	3.500	09/25/22	63,432	63,692

Sovereign Bonds - 0.5%				11,047,511
Antares Holdings LP (g)	6.000	08/15/23	4,830,000	5,022,260
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (d)	1.398	10/02/21	6,000,000	6,025,251

Taxable Municipal Bonds - 0.2%				5,000,916
California Statewide Communities Development Authority	5.370	06/01/21	140,000	141,525
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	45,768
Eastern Illinois University	5.700	04/01/21	125,000	125,331
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	760,000	767,828
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	530,000	529,624
New Jersey Sports & Exposition Authority	6.076	03/01/23	275,000	288,945
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	135,000	139,834
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	400,000	401,172
Summit County OH Development Finance Authority	6.250	05/15/26	635,000	636,378
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,890,000	1,924,511

U.S. Government Agency Mortgage-Backed Securities - 6.2%				138,734,280
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	5,073,858	757,403
Fannie Mae Pool, Series 890163	5.500	03/01/24	177,323	180,828
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	268,779	271,688
Fannie Mae REMIC, Series 2010-2 SG (IO) (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (d)	6.332	10/25/39	2,255,785	50,172
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.432	02/25/41	2,844,955	325,148
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	183,312	194,189
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.032	03/25/40	5,179,883	234,778
Fannie Mae REMIC, Series 2012-122 SA (IO) (-1.0 times 1 month LIBOR + 6.200%, floor 0.000%, cap 6.200%) (d)	6.082	02/25/40	3,981,818	148,264
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	6.382	03/25/42	9,369,100	2,270,407
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.432	07/25/40	2,137,029	128,153
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.032	03/25/43	3,680,221	499,149
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	3,415,214	186,264
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	3,884,529	336,009
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	9,373,232	566,420
Fannie Mae REMIC, Series 2013-66 MK	3.000	09/25/36	24,422	24,404
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	8,865,472	572,993
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	5.047	09/25/43	22,450,166	1,945,729
Fannie Mae REMIC, Series 2014-26 KA	4.000	04/25/39	203,672	204,873
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	6,366,857	484,099
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	4,218,979	355,439
Fannie Mae REMIC, Series 2019-74 WA (d)	21.807	07/25/49	609,810	739,075
Fannie Mae REMIC, Series 2020-68 ZC	1.000	10/25/50	10,109,755	9,840,502
Fannie Mae REMIC, Series 2020-8 WA (d)	22.306	07/25/49	609,809	758,463
Fannie Mae REMIC, Series 2020-82 EB	1.250	11/25/50	1,780,631	1,695,485
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (d)	0.438	01/25/25	178,237,611	2,648,058
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (d)	0.319	08/25/25	178,139,664	2,407,700
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (d)	1.261	05/25/26	79,145,346	4,452,242
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (d)	0.072	10/25/26	223,733,114	1,134,461
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	82,834	84,174
Freddie Mac REMIC, Series 4050 EI (IO)	4.000	02/15/39	594,201	2,388
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	6.538	02/15/41	2,574,562	276,207
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	12,500,977	575,809
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	4.477	10/15/42	6,495,720	667,311
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	4,470,062	278,616
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	4,375,860	322,118
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	2,492,223	276,313
Freddie Mac REMIC, Series 4238 Class NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.588	02/15/42	1,850,924	256,867
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	1,807,220	41,812
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	1,106,225	1,130,941
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	141,353	142,562
Freddie Mac REMIC, Series 4364 SE (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.588	12/15/39	2,757,677	89,958
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	1,683,776	1,732,725
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	1,182,534	31,431
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	14,987,381	839,661
Freddie Mac REMIC, Series 4764 BA	4.000	06/15/42	64,922	65,007
Freddie Mac REMIC, Series 4770 HJ	4.500	11/15/43	1,767,138	1,785,268
Freddie Mac REMIC, Series 4773 EA	4.000	10/15/42	294,696	295,849
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	1,764,769	1,690,683
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	12,794	14,972
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	256,136	262,705
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.888	04/16/53	34,205,645	682,129
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	179,084	180,413
Ginnie Mae REMIC Trust, Series 2015-30 A	2.350	05/16/41	580,851	585,340
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.222	10/16/56	54,720,909	1,100,328
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.855	10/16/56	43,647,597	2,255,088
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	7,091,421	485,096
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	20,447,826	942,935
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.614	01/16/60	137,696,884	6,921,017
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.808	12/16/56	105,131,319	4,992,381
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.588	02/16/60	140,146,816	6,902,805
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.858	06/16/61	53,335,136	3,471,861
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	0.965	07/16/61	64,316,515	4,652,464
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	1.017	06/16/61	119,319,923	9,394,356
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.939	03/20/48	9,383,744	1,416,541
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.729	11/16/61	42,970,424	2,675,076
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.768	11/16/60	31,192,994	2,150,838
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	694,529	15,097
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	665,072	42,942
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.765	12/16/60	69,006,912	4,576,000
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	1,461,147	102,513
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	1,343,947	51,361
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	1,199,758	35,711
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	1,101,517	40,460
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	0.956	08/16/61	46,552,935	3,413,461
Ginnie Mae REMIC Trust, Series 2020-123 TZ	1.000	08/20/50	5,029,373	4,915,790
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	3,344,902	3,097,314
Ginnie Mae REMIC Trust, Series 2020-166 BU	1.000	11/20/50	998,490	998,296
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.912	05/16/61	35,446,819	2,675,912
Ginnie Mae REMIC Trust, Series 2020-31 KS (IO) (-1.0 times 1 month LIBOR + 6.100%, floor 0.000%, cap 6.100%) (d)	5.989	03/20/50	7,807,640	1,705,385
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	1.209	01/16/62	49,906,795	4,557,159
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.228	02/16/62	103,590,888	9,647,224
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	6,840,431	304,353
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.187	07/16/62	48,423,047	4,233,845
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	1.062	01/16/62	46,855,482	3,793,827
Ginnie Mae REMIC Trust, Series 2021-16 BU	1.000	01/20/51	580,001	580,190
Ginnie Mae REMIC Trust, Series 2021-29 PU	1.000	02/20/51	863,000	863,000

SHORT-TERM INVESTMENTS - 5.4%				120,078,726
(COST $120,082,245)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.030%		100,000	100,000

U.S. Government & Agency Securities- 5.4%				119,978,726
U.S. Treasury Bills (b)	0.026%	03/23/21	10,000,000	9,999,603
U.S. Treasury Bills (b)	0.024%	03/25/21	10,000,000	9,999,600
U.S. Treasury Bills (b)	0.028%	04/01/21	10,000,000	9,999,483
U.S. Treasury Bills (b)	0.033%	04/06/21	10,000,000	9,999,470
U.S. Treasury Bills (b)	0.033%	04/08/21	10,000,000	9,999,430
U.S. Treasury Bills (b)	0.030%	05/11/21	10,000,000	9,999,211
U.S. Treasury Bills (b)	0.038%	06/03/21	10,000,000	9,998,572
U.S. Treasury Bills (b)	0.038%	06/08/21	5,000,000	4,999,450
U.S. Treasury Bills (b)	0.044%	07/29/21	10,000,000	9,997,708
U.S. Treasury Bills (b)	0.044%	09/09/21	5,000,000	4,998,333
U.S. Treasury Bills (b)	0.039%	10/07/21	10,000,000	9,996,944
U.S. Treasury Bills (b)	0.048%	11/04/21	10,000,000	9,996,039
U.S. Treasury Bills (b)	0.055%	12/02/21	10,000,000	9,994,883

TOTAL INVESTMENTS - 99.5% (COST $2,322,614,986)				2,214,601,225

NET OTHER ASSETS AND LIABILITIES - 0.5%				11,992,813

NET ASSETS - 100.0%				$2,226,594,038

(a)	Rate shown represents the 7-day yield at February 28, 2021.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at February 28, 2021.
(c)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2021.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Perpetual maturity. Date shown represents next contractual call date.
(g)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At February 28, 2021, the aggregate value of these securities was $848,572,271, representing 38.1% of net assets.
(h)	Issuer in default on interest and/or principal repayment.
(i)	Illiquid security at February 28, 2021.
^	Rounds to 0.0%.

Abbreviations
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	–	373,361,605	–	373,361,605
Commercial mortgage-backed securities	–	225,423,114	–	225,423,114
Convertible bonds	–	44,299,553	–	44,299,553
Corporate bonds	–	1,293,495,357	–	1,293,495,357
Residential mortgage-backed securities	–	3,160,163	–	3,160,163
Sovereign bonds	–	11,047,511	–	11,047,511
Taxable municipal bonds	–	5,000,916	–	5,000,916
U.S. government agency mortgage-backed securities	–	138,734,280	–	138,734,280
Total bonds	–	2,094,522,499	–	2,094,522,499
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	119,978,726	–	119,978,726
Total short-term investments	100,000	119,978,726	–	120,078,726
Total investments	$100,000	$2,214,501,225	$-	$2,214,601,225

The Fund did not invest in any level-3 investments during the three-month period ended February 28, 2021.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.